Information of operating segments - Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales	R$ 47,403,282	R$ 39,755,575	R$ 49,830,946
Cost of sales	(27,401,527)	(25,076,675)	(24,821,288)
Adjusted EBITDA	23,849,200	18,272,970	28,194,902
Adjustments to EBITDA	1,065,887	1,264,428	1,435,769
Depreciation, depletion and amortization	(9,223,995)	(7,321,110)	(7,407,890)
Financial result	(28,802,145)	5,780,928	6,432,800
Net income (loss) before taxes	15,691,092	12,216,288	22,222,781
Profit (loss) before tax	(13,111,053)	17,997,216	28,655,581
Total Net Sales
Disclosure of operating segments [line items]
Net sales	47,403,282	39,755,575	49,830,946
Country of domicile
Disclosure of operating segments [line items]
Net sales	9,573,844	8,863,292	8,524,638
Foreign countries
Disclosure of operating segments [line items]
Net sales	37,829,438	30,892,283	41,306,308
Asia
Disclosure of operating segments [line items]
Net sales	15,785,567	13,660,165	18,298,105
Europe
Disclosure of operating segments [line items]
Net sales	12,251,178	9,003,272	13,093,824
North America
Disclosure of operating segments [line items]
Net sales	7,879,965	6,158,439	7,664,359
Central and South America
Disclosure of operating segments [line items]
Net sales	1,849,997	1,995,782	2,233,637
Africa
Disclosure of operating segments [line items]
Net sales	62,730	74,625	16,383
Pulp
Disclosure of operating segments [line items]
Cost of sales	(21,261,705)	(19,694,674)	(19,958,000)
Adjusted EBITDA	20,866,160	15,194,660	25,098,535
Pulp | Total Net Sales
Disclosure of operating segments [line items]
Net sales	37,593,462	30,677,265	41,384,322
Pulp | Country of domicile
Disclosure of operating segments [line items]
Net sales	2,295,258	2,144,199	2,665,746
Pulp | Foreign countries
Disclosure of operating segments [line items]
Net sales	35,298,204	28,533,066	38,718,576
Pulp | Asia
Disclosure of operating segments [line items]
Net sales	15,760,800	13,588,032	18,294,046
Pulp | Europe
Disclosure of operating segments [line items]
Net sales	11,895,394	8,701,141	12,768,321
Pulp | North America
Disclosure of operating segments [line items]
Net sales	6,965,731	5,682,010	7,055,625
Pulp | Central and South America
Disclosure of operating segments [line items]
Net sales	670,157	558,601	592,360
Pulp | Africa
Disclosure of operating segments [line items]
Net sales	6,122	3,282	8,224
Paper
Disclosure of operating segments [line items]
Cost of sales	(6,139,822)	(5,382,001)	(4,863,288)
Adjusted EBITDA	2,983,040	3,078,310	3,096,367
Paper | Total Net Sales
Disclosure of operating segments [line items]
Net sales	9,809,820	9,078,310	8,446,624
Paper | Country of domicile
Disclosure of operating segments [line items]
Net sales	7,278,586	6,719,093	5,858,892
Paper | Foreign countries
Disclosure of operating segments [line items]
Net sales	2,531,234	2,359,217	2,587,732
Paper | Asia
Disclosure of operating segments [line items]
Net sales	24,767	72,133	4,059
Paper | Europe
Disclosure of operating segments [line items]
Net sales	355,784	302,131	325,503
Paper | North America
Disclosure of operating segments [line items]
Net sales	914,234	476,429	608,734
Paper | Central and South America
Disclosure of operating segments [line items]
Net sales	1,179,840	1,437,181	1,641,277
Paper | Africa
Disclosure of operating segments [line items]
Net sales	R$ 56,608	R$ 71,343	R$ 8,159